Disposition of Certain Assets and Business	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Disposition of Certain Assets and Business

3. DISPOSITION OF CERTAIN ASSETS AND BUSINESS

In order to preserve common shareholder value, avoid bankruptcy and minimize Bluegate’s ongoing loss, effective November 7, 2009, Bluegate entered into the following transactions: 1) disposed of certain Medical Grade Network (“MGN”) assets and business and the elimination of certain liabilities (consisting primarily of: a) furniture, computers and related software and peripherals with a $17,889 book value; b) contracts, agreements, lists of telephone and fax numbers, licenses, permits, intellectual properties, registered mark for MGN and business name of Bluegate with a -0- net book value; c) eliminated liabilities of $43,607 principally related to customer product prepays which were assumed by the purchaser) to Sperco, LLC (“Sperco”) (an entity controlled by Stephen Sperco (“SS”), our CEO/President/Director) for $200,000, with payment made by a combination of $100,000 cash and $100,000 forgiveness of debt to SAI Corporation (“SAIC”) (an entity controlled by SS), plus a net adjustment of $7,100 due to Bluegate from Sperco resulting from Bluegate’s collection of principally accounts receivable totaling $161,900 on behalf of Sperco for the period from November 8, 2009 through December 31, 2009, offset by Sperco’s payment of $169,000 to Bluegate for the personnel, facilities, tools, and resources necessary for Bluegate to support both the MGN and HIMS operations for Sperco for the same period; 2) entered into a Separation Agreement and Mutual Release in Full of all claims with Manfred Sternberg (“MS”) (former Director/Corporate Officer), which included the elimination of $28,499 of accrued director fees and vehicle allowances in exchange for repayment of a loan plus accrued interest totaling $44,369 to MS; and 3) entered into A Separation Agreement and Mutual Release in Full of all claims with William Koehler (“WK”) (former Director/Corporate Officer), which included the elimination of $28,499 of accrued director fees and vehicle allowances in exchange for repayment of a loan plus accrued interest totaling $44,374 with a direct payment to WK’s American Express account and a $1 payment to WK; and 4) disposed of certain Trilliant Technology Group, Inc.’s assets and business (consisting primarily of: a) Computers and related software and peripherals with a -0- net book value; b) lists of telephone and fax numbers and intellectual properties with a -0- net book value) to Trilliant Corporation (an entity controlled by WK) for a cash payment of $5,000; and 5) disposed of certain Bluegate Healthcare Information Management Systems (“HIMS”) assets and business (consisting primarily of: a) Contracts, agreements and intellectual properties with a -0- net book value) to SAIC in exchange for a Mutual Release in Full of certain claims and a $1 payment to SAIC; and 6) obtained a Fairness Opinion dated November 6, 2009 presented by Convergent Capital Appraisers.

As a result of these transactions, Bluegate received $105,000 cash; reduced the secured note payable to SAIC by $100,000; paid off unsecured notes payable and accrued interest of $88,743 to MS and WK; eliminated $56,998 of accrued liabilities to MS and WK; recorded $24,234 of expenses (principally legal and professional); removed the remaining book value of fixed assets of $17,889, eliminated $43,607 of customer liabilities assumed by Sperco and the net effect of $263,484 as an increase to Additional paid-in capital since the effect was treated as related party forgiveness of debt. There was no income tax (benefit) recorded as a result of the disposition since Bluegate has sufficient unused net operating losses available. Additionally the agreement provided for Sperco, LLC to contract the services of Bluegate employees and resources from November 8, 2009 through December 31, 2009 for $169,000 and the $169,000 was treated as an increase to Additional paid-in capital. The revenue and loss applicable to discontinued operations in 2009 were $2,642,450 and 112,180, respectively.

Effective January 1, 2010 there were no Bluegate Corporation employees and Sperco, LLC commenced providing management, accounting and administrative services, as well as, network infrastructure and engineering support to Bluegate as needed in exchange for space and associated services. Effective July 1, 2010 Bluegate agreed to pay $15,000 monthly for those services and as of December 31, 2011 and 2010 Bluegate owes $270,000 and $90,000, respectively for those services and those amounts are included in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.